Veridien Climate Action ETF

Schedule of Investments

July 31, 2024 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Auto Manufacturers - 6.1%
Tesla, Inc. (a)	6,662	$1,546,050

Biotechnology - 4.2%
Bioceres Crop Solutions Corp. (a)	48,622	539,704
Corteva, Inc.	9,284	520,833
		1,060,537

Building Materials - 5.1%
Carrier Global Corp.	5,363	365,274
Johnson Controls International PLC	6,039	432,030
Owens Corning	2,716	506,208
		1,303,512

Chemicals - 5.0%
Air Products and Chemicals, Inc.	2,078	548,281
Arcadium Lithium PLC (a)	136,729	434,798
Sociedad Quimica y Minera de Chile SA - Series A - ADR	7,438	283,090
		1,266,169

Electric - 25.6%(b)
Ameresco, Inc. - Class A (a)	19,572	617,888
Brookfield Renewable Partners LP	37,916	922,875
Clearway Energy, Inc. - Class A	25,190	672,069
Companhia Paranaense de Energia - COPEL (Preference) - ADR	60,436	428,491
Companhia Paranaense de Energia - ADR	15,102	95,596
Constellation Energy Corp.	3,194	606,221
Dominion Energy, Inc.	6,384	341,289
Portland General Electric Co.	10,883	515,636
Public Service Enterprise Group, Inc.	4,036	321,952
ReNew Energy Global PLC - Class A (a)	76,356	444,392
The AES Corp.	57,287	1,019,136
Xcel Energy, Inc.	9,520	554,826
		6,540,371

Electrical Components & Equipment - 0.6%
EnerSys	1,455	159,948

Electronics - 1.4%
Trimble, Inc. (a)	6,515	355,328

Energy - Alternate Sources - 19.3%
Array Technologies, Inc. (a)	58,617	616,651
Canadian Solar, Inc. (a)	27,899	462,566
Enphase Energy, Inc. (a)	10,679	1,229,260
First Solar, Inc. (a)	3,266	705,423
Fluence Energy, Inc. - Class A (a)	20,872	341,883
JinkoSolar Holding Co. Ltd. - ADR	19,980	414,785
Maxeon Solar Technologies Ltd. (a)	90,671	16,094
NextEra Energy Partners LP	25,771	658,449
TPI Composites, Inc. (a)	111,127	473,401
		4,918,512

Engineering & Construction - 7.4%
AECOM	7,053	639,072

Fluor Corp. (a)	26,199	1,260,172
		1,899,244

Environmental Control - 1.5%
CECO Environmental Corp. (a)	4,354	127,137
Tetra Tech, Inc.	1,147	244,586
		371,723

Machinery - Diversified - 7.6%
Chart Industries, Inc. (a)	4,870	784,460
Dover Corp.	1,728	318,401
Flowserve Corp.	10,679	539,823
Westinghouse Air Brake Technologies Corp.	1,898	305,863
		1,948,547

Mining - 0.5%
Cameco Corp.	2,963	134,787

Semiconductors - 7.6%
ON Semiconductor Corp. (a)	14,769	1,155,674
STMicroelectronics NV	23,161	781,916
		1,937,590
TOTAL COMMON STOCKS (Cost $23,908,012)		23,442,318

REAL ESTATE INVESTMENT TRUSTS - 7.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	54,147	1,774,397
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,137,406)		1,774,397

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.23% (c)	229,615	229,615
TOTAL SHORT-TERM INVESTMENTS (Cost $229,615)		229,615

TOTAL INVESTMENTS - 99.8% (Cost $25,275,033)		25,446,330
Other Assets in Excess of Liabilities - 0.2%		54,930
TOTAL NET ASSETS - 100.0%		$25,501,260

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

Veridien Climate Action ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$23,442,318	$—	$—	$23,442,318
Real Estate Investment Trusts	1,774,397	—	—	1,774,397
Money Market Funds	229,615	—	—	229,615
Total Assets	$25,446,330	$—	$—	$25,446,330

Refer to the Schedule of Investments for further disaggregation of investment categories.